Northern Lights Fund Trust III

ACM Tactical Income Fund

Incorporated herein by reference is the definitive version of the Prospectus for the ACM Tactical Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 4, 2019, (SEC Accession 0001580642-19-000046).